Document And Entity Information	8 Months Ended
Dec. 31, 2020
Document And Entity Information
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	CHURCHILL CAPITAL CORP IV
Entity Central Index Key	0001811210
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Transition Report	false